Commitments and Contingencies (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Commitments and Contingencies (Details) [Line Items]
Deferred underwriting compensation, percentage	4.50%
Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Gross proceeds of public offering	$ 9